Fund Summary
Franklin Investors Securities Trust - FIST2-19 | Franklin Total Return Fund
Investment Goal
High current income, consistent with preservation of capital. As a secondary goal, capital appreciation over the long term.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 132 in the Fund's Prospectus and under “Buying and Selling Shares” on page 81 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees {- Franklin Total Return Fund} - Franklin Investors Securities Trust - FIST2-19 - Franklin Total Return Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	none	[1]	1.00%	none	none	none
[1]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Total Return Fund} - Franklin Investors Securities Trust - FIST2-19 - Franklin Total Return Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management fees		0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees		0.25%	0.65%	0.50%	none	none
Other expenses		0.19%	0.19%	0.19%	0.03%	0.19%
Acquired fund fees and expenses	[1]	0.03%	0.03%	0.03%	0.03%	0.03%
Total annual Fund operating expenses		0.94%	1.34%	1.19%	0.53%	0.69%
Fee waiver and/or expense reimbursement	[2]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1],[2]	0.91%	1.31%	1.16%	0.50%	0.66%
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.63%, until February 28, 2017. Management also has contractually agreed in advance to reduce its fees as a result of the Fund's investments in Franklin Templeton affiliated funds (acquired funds) for at least the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the terms set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management as described above for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Total Return Fund} - Franklin Investors Securities Trust - FIST2-19 - Franklin Total Return Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
1 year	$ 514	$ 233	$ 118	$ 51	$ 67
3 years	709	422	375	167	218
5 years	920	731	652	293	381
10 years	$ 1,529	$ 1,611	$ 1,442	$ 663	$ 856

If you do not sell your shares:
Expense Example, No Redemption {- Franklin Total Return Fund}	Franklin Investors Securities Trust - FIST2-19 Franklin Total Return Fund Class C USD ($)
1 Year	$ 133
3 Years	422
5 Years	731
10 Years	$ 1,611

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 294.80% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in investment grade debt securities and investments, including government and corporate debt securities, mortgage- and asset-backed securities, floating interest rate corporate loans and debt securities, and municipal securities. Derivatives whose reference securities are investment grade are considered by the Fund to be investment grade. The Fund currently focuses on government and corporate debt securities and mortgage- and asset-backed securities. The Fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund's capital.

The Fund may also invest up to 20% of its total assets in non-investment grade debt securities, including up to 5% in securities rated lower than B by S&P or Moody’s, which may include defaulted securities. The Fund may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments, or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS). The Fund may also invest a small portion of its assets directly in mortgage loans.

To pursue its investment goals, the Fund regularly enters into various derivative transactions, including currency forwards, currency, bond and interest rate futures contracts and options on interest rate futures contracts, and swap agreements, including interest rate, fixed income total return, currency and credit default swaps, and options on interest rate and credit default swap agreements. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments.

The Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale.

In choosing investments, the Fund’s investment manager selects securities in various market sectors based on the investment manager’s assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Floating Rate Corporate Investments

Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy. A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities may be subject to prepayment and extension risks.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Sovereign Debt Securities

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Extension Risk

Some debt securities, particularly mortgage-backed securities, are subject to the risk that the debt security’s effective maturity is extended because calls or prepayments are less or slower than anticipated, particularly when interest rates rise. The market value of such security may then decline and become more interest rate sensitive.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund takes the risk that: the market price of the mortgage-backed securities will drop below their future purchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the Fund's portfolio; and, it increases the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the portfolio turnover rate for the Fund.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Variable Rate Securities

Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Portfolio turnover

The investment manager will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. The Fund's turnover rate may exceed 100% per year because of the anticipated use of certain investment strategies. The rate of portfolio turnover will not be a limiting factor for the investment manager in making decisions on when to buy or sell securities, including entering into mortgage dollar rolls. High turnover will increase the Fund's transaction costs and may increase your tax liability if the transactions result in capital gains.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	Q3'09	6.20%
Worst Quarter:	Q3'08	-4.05%

Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2015
Average Annual Total Returns{- Franklin Total Return Fund} - Franklin Investors Securities Trust - FIST2-19 - Franklin Total Return Fund	Past 1 year	Past 5 years		Past 10 years	Since Inception
Class A | Return Before Taxes	(5.81%)	2.47%		4.09%
Class A | After Taxes on Distributions	(7.15%)	0.80%		2.29%
Class A | After Taxes on Distributions and Sales	(3.29%)	1.25%		2.47%
Class C | Return Before Taxes	(2.94%)	2.95%		4.12%
Class R | Return Before Taxes	(1.88%)	3.11%		4.28%
Class R6 | Return Before Taxes	(1.19%)	0.92%	[1]
Advisor Class | Return Before Taxes	(1.31%)	3.62%		4.81%
Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	0.55%	3.25%		4.51%
[1]	Since inception May 1, 2013.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.